Sales of Goods (Details) - Schedule of Sales of Goods - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segments
Sale of cement, concrete, mortar and precast	S/ 1,850,238	S/ 1,963,826	S/ 1,784,487
Sale of construction supplies	74,096	114,024	113,905
Sale of other	25,741	37,896	39,375
Total sales of goods	1,950,075	2,115,746	1,937,767
Cement [Member]
Segments
Sale of cement, concrete, mortar and precast	1,642,420	1,742,704	1,534,867
Sale of construction supplies
Sale of other
Total sales of goods	1,642,420	1,742,704	1,534,867
Concrete and mortar [Member]
Segments
Sale of cement, concrete, mortar and precast	182,278	189,945	213,565
Sale of construction supplies
Sale of other
Total sales of goods	182,278	189,945	213,565
Precast [Member]
Segments
Sale of cement, concrete, mortar and precast	25,540	31,177	36,055
Sale of construction supplies
Sale of other
Total sales of goods	25,540	31,177	36,055
Construction supplies [Member]
Segments
Sale of cement, concrete, mortar and precast
Sale of construction supplies	74,096	114,024	113,905
Sale of other
Total sales of goods	74,096	114,024	113,905
Other [Member]
Segments
Sale of cement, concrete, mortar and precast
Sale of construction supplies
Sale of other	25,741	37,896	39,375
Total sales of goods	S/ 25,741	S/ 37,896	S/ 39,375